Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,000	€ 1,000	€ 2,456
Cost of pension	0	0	24
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	250	333	8,500
Share-based payments	0	0	3,218
Termination benefits	0	0	3,642
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	250	250	471
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	62	83	4,163
Share-based payments	0	0	1,811
Termination benefits	€ 0	€ 0	€ 1,690